Financial risk management - Sensitivity analysis of reasonably possible change in interest rate (Details)	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Financial risk management
Increase In Basis Points	1	1
Decrease In Basis Points	(1)	(1)
Increase In Loss Before Tax	€ 0.76	€ 1.63
Decrease In Loss Before Tax	€ (0.76)	€ (1.63)